Financial Liabilities - Schedule of Financial Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Financial Liabilities [Abstract]
Exchangeable Notes	$ 3,001	¥ 20,990	¥ 20,990
Interest expense	646	4,518
Foreign exchange	(80)	(559)
Financial liabilities	$ 3,567	¥ 24,949	¥ 20,990